PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Income Tax Disclosure [Abstract]
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

20.	PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

The following table summarizes the Company’s income tax expense and effective tax rates for the three and nine months ended March 27, 2021 and March 28, 2020:

	Three Months Ended		Nine Months Ended
	March 27,	March 28,	March 27,	March 28,
	2021	2020	2021	2020

Loss from Continuing Operations Before Provision for Income Taxes	$(49,548,705)	$(60,651,820)	$(103,314,604)	$(196,997,174)
Income Tax Benefit (Expense)	32,207,910	13,836,022	(2,101,121)	47,088,266
Effective Tax Rate	65%	23%	2%	24%

Historically, the Company has computed its provision for income taxes under the discrete method which treats the year-to-date period as if it were the annual period and determines the income tax expense or benefit on that basis. For the three and nine months ended March 27, 2021, the Company has calculated its provision for income taxes during its interim reporting periods by applying an estimate of the annual effective tax rate for the full year “ordinary” income or loss for the respective reporting period. Historically, the discrete method was applied due to the reliability of the estimate the annual effective tax rate. The Company believes that, at this time, the use of the estimated annual tax rate is more appropriate under FASB Interpretation No. 18 an interpretation of APB Opinion No. 28 than the discrete method given the Company’s utilization of its forecast.

As the Company operates in the legal cannabis industry, the Company is subject to the limits of IRC Section 280E for U.S. federal, Illinois state, Florida state and New York state income tax purposes under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. However, the State of California does not conform to IRC Section 280E and, accordingly, the Company deducts all operating expenses on its California Franchise Tax Returns.

Since IRC Section 280E was not applied in the California Franchise Tax returns, the Company has approximately $76,700,000 of gross California net operating losses which begin expiring in 2038 as of June 27, 2020. The Company has evaluated the realization of its California net operating loss tax attribute and has determined under the more likely than not standard that $2,500,000 will not be realized.

The effective tax rate for the three and nine months ended March 27, 2021 varies widely from the three and nine months ended March 28, 2020, respectively, primarily due to the Company reporting increased expenses subject to IRC Section 280E relative to pre-tax book loss. The Company incurred a large amount of expenses that were not deductible due to IRC Section 280E limitations which resulted in income tax expense being incurred while there were pre-tax losses for the nine months ended March 2020.

The federal statute of limitations remains open for the 2017 tax year to the present. The state income tax returns generally remain open for the 2016 tax year through the present. Net operating losses arising prior to these years are also open to examination if and when utilized.

22.	PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

As the Company operates in the legal cannabis industry, the Company is subject to the limits of IRC Section 280E for U.S. federal, Illinois state, Florida state and New York state income tax purposes under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. However, the State of California does not conform to IRC Section 280E and, accordingly, the Company deducts all operating expenses on its California Franchise Tax Returns.

The Company intends to be treated as a United States corporation for United States federal income tax purposes under Section 7874 of the U.S. Tax Code and is expected to be subject to United States federal income tax. However, for Canadian tax purposes, the Company is expected, regardless of any application of Section 7874 of the U.S. Tax Code, to be treated as a Canadian resident company (as defined in the Income Tax Act (Canada) (the “ITA”) for Canadian income tax purposes. As a result, the Corporation will be subject to taxation both in Canada and the United States.

The Company has approximately gross $6,720,000 (tax effected $1,780,000) of Canadian non-capital losses and $6,915,000 (tax effected $1,833,000) of share issuance cost balance. The loss tax attribute has been determined to be more likely than not that the tax attribute would not yield any tax benefit. As such, the Company has recorded a full valuation allowance against the benefit. Since IRC Section 280E was not applied in the California Franchise Tax returns, the Company has approximately $76,700,000 of gross California net operating losses which begin expiring in 2038 as of June 27, 2020. The Company has evaluated the realization of its California net operating loss tax attribute and has determined under the more likely than not standard that $2,500,000 will not be realized.

Provision for income taxes consists of the following for the years ended June 27, 2020 and June 29, 2019:

	2020	2019
Current:
Federal	$21,675,826	$17,380,191
State	2,471,663	2,401,365

Total Current	24,147,489	19,781,556

Deferred:
Federal	(52,822,427)	(17,388,695)
State	(12,153,888)	(7,977,922)

Total Deferred	(64,976,315	(25,366,617)

Total Provision for Income Taxes	$(40,828,826)	$(5,585,061)

As of June 27, 2020 and June 29, 2019, the components of deferred tax assets and liabilities were as follows:

	2020	2019

Deferred Tax Assets:
Sale and Leaseback	$1,378,229	$1,563,839
Net Operating Loss	14,773,963	2,960,466
Fair Value of Investments	1,019,919	-
Lease Liability	30,545,899	-
Held for Sale	16,580,885	-
Notes Payable	16,156,489	11,368,955

Total Deferred Tax Assets	80,455,384	15,893,260
Deferred Tax Assets Not Recognized	(49,939,139)	(2,465,506)

Net Deferred Tax Assets	$30,516,245	$13,427,754

	2020	2019

Deferred Tax Liabilities:
Leases	$(14,974,482)	$-
Property, Plant & Equipment	$(25,286,947)	(42,916,321)
Intangible Assets	(37,731,096)	(54,108,705)
Senior Secured Convertible Credit Facility	(9,420,472)	(6,880,066)
Fair Value of Investments	-	(1,270,885)

Total Deferred Tax Liabilities	(87,412,297)	(105,175,977)

Net Deferred Tax Liabilities	$(56,896,752)	$(91,748,223)

The reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

	2020	2019

Expected Income Tax Benefit at Statutory Tax Rate	$(113,915,623)	$(55,276,377)
Section 280E Permanent and Other Non-Deductible Items	89,883,278	54,421,363
State Rate	2,471,663	2,401,365
Tax Gain on Sale Leaseback	8,377,927	4,732,502
Benefit on Failed Sale Lease back	-	(11,368,955)
Effect of GAAP Impairment	(37,651,440)	-
Effect of Held for Sale	(16,580,885)	-
Effect of ASC 842 Implementation	(15,571,417)	-
Benefit on Recognized California Net Operating Loss	(2,935,116)	(2,960,466)
Valuation Allowance	45,092,787)	2,465,505

Reported Income Tax Expense	$(40,828,826)	$(5,585,061)

Effective Tax Rate	7.09%	1.03%

During the years ended June 27, 2020 and June 29, 2019, the movement in net deferred tax liabilities was as follows:

	2020	2019

Balance at Beginning of Period	$(91,748,223)	$(11,160,195)

Recognized in Profit or Loss	64,976,314	26,183,289
Recognized in Property, Plant & Equipment and Intangible Assets	(15,586,467)	(88,625,236)
Recognized in Goodwill	(3,428,210)	(11,776,956)
Recognized in Equity	(11,110,166)	(7,407,693)
Recognized in Retained Earnings	-	1,038,568

Balance at End of Period	$(56,896,752)	$(91,748,223)